Stockholders' Equity - Summary of Warrant Activity (Details) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Equity [Abstract]
Number of Warrants Outstanding Beginning Balance	268,788,733	486,723
Number of Warrants Ratchet warrants issued due to price reset	7,454,050	271,641,648
Number of Warrants Cashless warrant exercise	(111,244,318)	(3,270,888)
Number of Warrants exercise for cash		(68,750)
Number of Warrants Issuance of Series C Convertible Preferred Stock and warrants for cash in an offering	47,302,176
Number of Warrants Issuance of Series C-1 Convertible Preferred Stock and warrants for cash and digital currency in an offering	12,942,000
Number of Warrants Issuance of Series B Convertible Preferred Stock in exchange for convertible notes payable and warrants	(163,178,007)
Number of Warrants Outstanding Ending Balance	62,064,634	268,788,733